Leases (Details) € in Thousands, ₪ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 ILS (₪)	Jul. 01, 2024 USD ($)	Jul. 01, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Leases [Line Items]
Monthly lease amount	$ 5		₪ 18
Annual lease amount	32	€ 30		$ 63	€ 52
Operating lease	292					$ 127
Minimum [Member]
Leases [Line Items]
Operating lease	292
Maximum [Member] | Lease Agreements [Member]
Leases [Line Items]
Operating lease	$ 288